LIABILITIES TO BANKS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2012
Liabilities To Banks and Others [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Composition:

	December 31, 2012	Linkage Basis	Long-term liabilities	Current maturities	Total long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
	Interest rate		December 31, 2012			December 31, 2011
	%

	4.6-5.9	NIS - Unlinked	69,026	11,043	57,983	26,450
	Libor+ 4.05	USD -Unlinked	8,050	4,050	4,000	8,000
		Other	3,250	574	2,676	9

Total			80,326	15,667	64,659	34,459

Schedule of Maturities of Long-term Debt [Table Text Block]
Maturity dates:

	December 31,
	2011	2012

First year (current maturities)	11,689	15,667
Second year	8,918	17,623
Third year	9,025	15,899
Fourth year	5,150	12,049
Fifth year	5,053	11,010
Sixth year and thereafter	6,313	8,078

Total	46,148	80,326